Segmented Financial Information - Information By Reportable Segment (Details) - CAD ($) $ in Thousands		12 Months Ended
	Aug. 22, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue, net of royalties
Petroleum and natural gas sales		$ 1,428,870	$ 1,099,867
Royalties		(313,754)	(241,892)
Revenue, net of royalties		1,115,116	857,975
Expenses
Operating		311,592	269,283
Transportation		36,869	33,985
Blending and other		68,832	59,345
General and administrative		45,825	47,389
Transaction costs		13,074	0
Exploration and evaluation		21,729	8,253
Depletion and depreciation		558,684	481,929
Impairment		285,341	0
Share-based compensation	$ 3,100	19,534	15,509
Financing and interest		119,086	113,638
Financial derivatives gain		(43,550)	(5,177)
Foreign exchange loss (gain)		108,294	(87,060)
Gain on dispositions		(1,946)	(12,081)
Other expense (income)		(1,172)	2,216
Expenses		1,542,192	927,229
Net loss before income taxes		(427,076)	(69,254)
Income tax (recovery) expense
Current income tax recovery		(35)	(1,085)
Deferred income tax recovery		(101,732)	(155,343)
Income tax (recovery) expense		(101,767)	(156,428)
Net income (loss) attributable to shareholders		(325,309)	87,174
Operating segments | Canada
Revenue, net of royalties
Petroleum and natural gas sales		619,215	478,572
Royalties		(72,700)	(58,672)
Revenue, net of royalties		546,515	419,900
Expenses
Operating		221,717	181,995
Transportation		36,869	33,985
Blending and other		68,832	59,345
General and administrative		0	0
Transaction costs		0	0
Exploration and evaluation		10,580	8,253
Depletion and depreciation		294,925	199,149
Impairment		65,000	0
Share-based compensation		0	0
Financing and interest		0	0
Financial derivatives gain		0	0
Foreign exchange loss (gain)		0	0
Gain on dispositions		(1,946)	(12,048)
Other expense (income)		0	0
Expenses		695,977	470,679
Net loss before income taxes		(149,462)	(50,779)
Income tax (recovery) expense
Current income tax recovery		0	0
Deferred income tax recovery		(40,723)	622
Income tax (recovery) expense		(40,723)	622
Net income (loss) attributable to shareholders		(108,739)	(51,401)
Total oil and natural gas capital expenditures		300,299	173,131
Operating segments | U.S.
Revenue, net of royalties
Petroleum and natural gas sales		809,655	621,295
Royalties		(241,054)	(183,220)
Revenue, net of royalties		568,601	438,075
Expenses
Operating		89,875	87,288
Transportation		0	0
Blending and other		0	0
General and administrative		0	0
Transaction costs		0	0
Exploration and evaluation		11,149	0
Depletion and depreciation		261,709	280,933
Impairment			0
Share-based compensation		0	0
Financing and interest		0	0
Financial derivatives gain		0	0
Foreign exchange loss (gain)		0	0
Gain on dispositions		0	(33)
Other expense (income)		0	0
Expenses		583,074	368,188
Net loss before income taxes		(14,473)	69,887
Income tax (recovery) expense
Current income tax recovery		(35)	(1,085)
Deferred income tax recovery		(26,049)	(118,163)
Income tax (recovery) expense		(26,084)	(119,248)
Net income (loss) attributable to shareholders		11,611	189,135
Total oil and natural gas capital expenditures		193,604	212,992
Corporate
Revenue, net of royalties
Petroleum and natural gas sales		0	0
Royalties		0	0
Revenue, net of royalties		0	0
Expenses
Operating		0	0
Transportation		0	0
Blending and other		0	0
General and administrative		45,825	47,389
Transaction costs		13,074
Exploration and evaluation		0	0
Depletion and depreciation		2,050	1,847
Impairment		0	0
Share-based compensation		19,534	15,509
Financing and interest		119,086	113,638
Financial derivatives gain		(43,550)	(5,177)
Foreign exchange loss (gain)		108,294	(87,060)
Gain on dispositions		0	0
Other expense (income)		(1,172)	2,216
Expenses		263,141	88,362
Net loss before income taxes		(263,141)	(88,362)
Income tax (recovery) expense
Current income tax recovery		0	0
Deferred income tax recovery		(34,960)	(37,802)
Income tax (recovery) expense		(34,960)	(37,802)
Net income (loss) attributable to shareholders		(228,181)	(50,560)
Total oil and natural gas capital expenditures		0	0
Consolidated
Revenue, net of royalties
Petroleum and natural gas sales		1,428,870	1,099,867
Royalties		(313,754)	(241,892)
Revenue, net of royalties		1,115,116	857,975
Expenses
Operating		311,592	269,283
Transportation		36,869	33,985
Blending and other		68,832	59,345
General and administrative		45,825	47,389
Transaction costs		13,074	0
Exploration and evaluation		21,729	8,253
Depletion and depreciation		558,684	481,929
Impairment		285,341	0
Share-based compensation		19,534	15,509
Financing and interest		119,086	113,638
Financial derivatives gain		(43,550)	(5,177)
Foreign exchange loss (gain)		108,294	(87,060)
Gain on dispositions		(1,946)	(12,081)
Other expense (income)		(1,172)	2,216
Expenses		1,542,192	927,229
Net loss before income taxes		(427,076)	(69,254)
Income tax (recovery) expense
Current income tax recovery		(35)	(1,085)
Deferred income tax recovery		(101,732)	(155,343)
Income tax (recovery) expense		(101,767)	(156,428)
Net income (loss) attributable to shareholders		(325,309)	87,174
Total oil and natural gas capital expenditures		$ 493,903	$ 386,123